Note 6 - Concentrations -10-Q (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Three Months Ended March 31,
	2026		2025
	Revenue	%	Revenue	%
Customer A	$753	68%	$344	49%
Customer B	$-	-%	$156	22%
Customer C	$-	-%	$189	27%
Customer I	$188	17%	$-	-%
Customer J	$172	15%	$-	-%

	Year Ended December 31,
	2025		2024
Customer A	$2,122	43%	$1,796	41%
Customer B	$658	13%	$494	11%
Customer I	$546	11%	$8	-%

Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Long-Lived Asset [Table Text Block]
	March 31, 2026	December 31, 2025
United States	$175	$174
Foreign, principally in Europe	9	9
Property and equipment, net	$184	$183

	December 31, 2025	December 31, 2024
United States	$174	$213
Foreign, principally in Europe	9	14
Property and equipment, net	$183	$227